American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
January 31, 2021

Ultra - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Automobiles — 4.7%
Tesla, Inc.(1)	1,087,000	862,567,110
Banks — 1.0%
JPMorgan Chase & Co.	1,032,435	132,843,411
U.S. Bancorp	998,000	42,764,300
		175,607,711
Beverages — 1.1%
Constellation Brands, Inc., Class A	936,673	197,572,436
Biotechnology — 2.4%
Biogen, Inc.(1)	424,944	120,093,424
Ionis Pharmaceuticals, Inc.(1)	731,088	43,916,456
Regeneron Pharmaceuticals, Inc.(1)	537,000	270,562,080
		434,571,960
Capital Markets — 1.1%
MSCI, Inc.	491,778	194,399,843
Chemicals — 0.6%
Ecolab, Inc.	496,000	101,436,960
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	508,736	55,833,776
Electrical Equipment — 0.6%
Acuity Brands, Inc.	340,000	40,881,600
Rockwell Automation, Inc.	275,000	68,345,750
		109,227,350
Electronic Equipment, Instruments and Components — 0.7%
Cognex Corp.	657,000	53,959,410
Keyence Corp.	127,900	68,802,680
		122,762,090
Entertainment — 3.2%
Netflix, Inc.(1)	536,667	285,716,144
Roku, Inc.(1)	284,000	110,484,520
Walt Disney Co. (The)(1)	1,173,000	197,263,410
		593,464,074
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	802,820	282,937,853
Health Care Equipment and Supplies — 5.2%
ABIOMED, Inc.(1)	103,743	36,128,500
DexCom, Inc.(1)	237,000	88,839,450
Edwards Lifesciences Corp.(1)	2,238,438	184,850,210
IDEXX Laboratories, Inc.(1)	313,000	149,826,840
Intuitive Surgical, Inc.(1)	608,810	455,170,709
Tandem Diabetes Care, Inc.(1)	380,056	35,212,188
		950,027,897
Health Care Providers and Services — 3.2%
UnitedHealth Group, Inc.	1,728,000	576,426,240
Hotels, Restaurants and Leisure — 3.6%
Chipotle Mexican Grill, Inc.(1)	242,398	358,749,040
Starbucks Corp.	2,189,000	211,917,090
Wingstop, Inc.	592,000	88,829,600
		659,495,730

Household Products — 0.9%
Colgate-Palmolive Co.	2,177,000	169,806,000
Interactive Media and Services — 11.2%
Alphabet, Inc., Class A(1)	288,955	528,024,809
Alphabet, Inc., Class C(1)	351,787	645,789,468
Facebook, Inc., Class A(1)	2,746,176	709,419,646
Tencent Holdings Ltd.	1,877,000	164,318,348
		2,047,552,271
Internet and Direct Marketing Retail — 7.7%
Amazon.com, Inc.(1)	436,294	1,398,845,823
IT Services — 14.9%
Adyen NV(1)	59,000	122,937,428
Mastercard, Inc., Class A	2,308,875	730,274,074
PayPal Holdings, Inc.(1)	2,528,716	592,503,446
Shopify, Inc., Class A(1)	220,453	242,187,461
Square, Inc., Class A(1)	1,621,000	350,071,160
Visa, Inc., Class A	3,519,000	680,046,750
		2,718,020,319
Machinery — 1.6%
Donaldson Co., Inc.	704,557	41,878,868
Nordson Corp.	322,200	57,670,578
Westinghouse Air Brake Technologies Corp.	1,365,607	101,341,695
Yaskawa Electric Corp.	1,951,800	100,415,441
		301,306,582
Oil, Gas and Consumable Fuels — 0.4%
EOG Resources, Inc.	1,513,000	77,102,480
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	961,000	227,420,650
Road and Rail — 0.8%
J.B. Hunt Transport Services, Inc.	1,077,000	145,028,820
Semiconductors and Semiconductor Equipment — 2.5%
Analog Devices, Inc.	1,258,000	185,341,140
Applied Materials, Inc.	1,346,000	130,131,280
Xilinx, Inc.	1,090,291	142,359,296
		457,831,716
Software — 12.2%
DocuSign, Inc.(1)	1,465,000	341,183,850
Fair Isaac Corp.(1)	179,000	80,569,690
Microsoft Corp.	4,520,765	1,048,636,649
Paycom Software, Inc.(1)	312,000	118,478,880
salesforce.com, Inc.(1)	2,508,766	565,877,259
Zoom Video Communications, Inc., Class A(1)	203,000	75,530,210
		2,230,276,538
Specialty Retail — 2.0%
Ross Stores, Inc.	1,162,000	129,318,980
TJX Cos., Inc. (The)	3,753,000	240,342,120
		369,661,100
Technology Hardware, Storage and Peripherals — 12.8%
Apple, Inc.	17,668,492	2,331,534,204
Textiles, Apparel and Luxury Goods — 2.1%
lululemon athletica, Inc.(1)	208,482	68,523,864
NIKE, Inc., Class B	2,302,000	307,524,180
		376,048,044
TOTAL COMMON STOCKS (Cost $4,397,902,237)		18,166,765,577

TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $14,883,133), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $14,585,572)	14,585,536
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $24,802,411), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $24,316,061)	24,316,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,901,536)	38,901,536
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $4,436,803,773)	18,205,667,113
OTHER ASSETS AND LIABILITIES — 0.3%	49,708,217
TOTAL NET ASSETS — 100.0%	$18,255,375,330

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,217,500	USD	3,962,673	Credit Suisse AG	3/31/21	$(53,084)
EUR	4,522,375	USD	5,558,569	Credit Suisse AG	3/31/21	(63,425)
EUR	3,873,350	USD	4,706,391	Credit Suisse AG	3/31/21	122
USD	81,649,211	EUR	66,495,000	Credit Suisse AG	3/31/21	851,042
USD	3,925,454	EUR	3,199,625	Credit Suisse AG	3/31/21	37,585
USD	2,523,528	EUR	2,073,500	Credit Suisse AG	3/31/21	4,015
USD	5,675,362	EUR	4,675,775	Credit Suisse AG	3/31/21	(6,179)
USD	3,945,886	EUR	3,240,575	Credit Suisse AG	3/31/21	8,259
USD	53,636,425	JPY	5,562,633,650	Bank of America N.A.	3/31/21	498,290
USD	3,455,582	JPY	357,734,650	Bank of America N.A.	3/31/21	38,253
USD	4,356,604	JPY	454,023,150	Bank of America N.A.	3/31/21	19,460
						$1,334,338

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	17,710,291,680	456,473,897	—
Temporary Cash Investments	—	38,901,536	—
	17,710,291,680	495,375,433	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,457,026	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	122,688	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.